Organization and Principal Activities - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
ICONIQ [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Mar. 11, 2021
Place of incorporation	Cayman Islands
Percentage of ownership	100.00%
Principal Activities	Investment holding
FZCO [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Mar. 22, 2022
Place of incorporation	Dubai
Percentage of ownership	100.00%
Principal Activities	Business management, operations, commercialization
NWTN Technology USA INC. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Oct. 20, 2022
Place of incorporation	USA
Percentage of ownership	100.00%
Principal Activities	Investment holding
NWTN Automobile Cars Trading Sole Proprietary LLC [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Feb. 23, 2023
Place of incorporation	Dubai
Percentage of ownership	100.00%
Principal Activities	Vehicle wholesale and retail
NWTN Technologies Industries Solo Proprietorship L.L.C. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Nov. 22, 2022
Place of incorporation	Dubai
Percentage of ownership	100.00%
Principal Activities	Business management, operations, commercialization
ICONIQ Motors Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Mar. 24, 2021
Place of incorporation	British Virgin Islands
Percentage of ownership	100.00%
Principal Activities	Investment holding
ICONIQ Global Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Apr. 28, 2021
Place of incorporation	Hong Kong, PRC
Percentage of ownership	100.00%
Principal Activities	Investment holding
Suez Top Ventures Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Nov. 25, 2021
Place of incorporation	Hong Kong, PRC
Percentage of ownership	100.00%
Principal Activities	Investment holding
ICONIQ (Tianjin) Investment Co. Ltd (“WFOE”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Jul. 15, 2021
Place of incorporation	PRC
Percentage of ownership	100.00%
Principal Activities	Investment holding
ICONIQ (Tianjin) Motors Co., Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Aug. 11, 2021
Place of incorporation	PRC
Percentage of ownership	100.00%
Principal Activities	Investment holding
NWTN (Zhejiang) Motors Limited (“NWTN Zhejiang”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Jun. 14, 2022
Place of incorporation	PRC
Percentage of ownership	100.00%
Principal Activities	Business management, operations, commercialization
NWTN Smart Motors Shenzhen New Technology Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Dec. 30, 2022
Place of incorporation	PRC
Percentage of ownership	100.00%
Principal Activities	Technology development
Tianqi Group [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Sep. 05, 2016
Place of incorporation	PRC
Percentage of ownership	95.88%
Principal Activities	Design and technology development
Shanghai Zunyu Automobile Sales Co., Ltd. (“Shanghai Zunyu”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Dec. 27, 2014
Place of incorporation	PRC
Percentage of ownership	99.31%
Principal Activities	Vehicle wholesale and retail
Shanghai ICONIQ New Energy Development Co., Ltd. (“Shanghai ICONIQ”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Apr. 25, 2014
Place of incorporation	PRC
Percentage of ownership	95.88%
Principal Activities	Technology development
Tianjin Tianqi New Energy Automobile Co., Ltd. (“Tianjin Tianqi”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Dec. 07, 2018
Place of incorporation	PRC
Percentage of ownership	95.88%
Principal Activities	Technology development
East Stone [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Aug. 09, 2018
Place of incorporation	BVI
Percentage of ownership	100.00%
Principal Activities	Investment holding
NWTN General Trading Sole Proprietary LLC [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Feb. 23, 2023
Place of incorporation	Dubai
Percentage of ownership	100.00%
Principal Activities	General trading
NWTN Green Energy Co. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	May 31, 2023
Place of incorporation	Dubai
Percentage of ownership	100.00%
Principal Activities	Business management
Robo.ai Investment [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Feb. 21, 2025
Place of incorporation	Dubai
Percentage of ownership	100.00%
Principal Activities	Investm ent holding
NWTN holding limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Jan. 15, 2025
Place of incorporation	Cayman Islands
Percentage of ownership	100.00%
Principal Activities	Investment holding
NWTN Global Energy Co. LTD [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Apr. 18, 2023
Place of incorporation	Hong Kong, PRC
Percentage of ownership	100.00%
Principal Activities	Business management
Astra Mobility Meta (Cayman Islands) Limited (“Astra”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Aug. 29, 2025	[1]
Place of incorporation	Cayman Islands	[1]
Percentage of ownership	100.00%	[1]
Principal Activities	Investment holding	[1]

[1]	On February 28, 2025, the Company entered into a share exchange agreement with Astra, pursuant to which the Company agreed to acquire 100% of Astra’s equity. The acquisition consideration consists of the issuance of 15,000,000 Class B ordinary shares to Astra’s shareholders, subject to certain performance conditions and a lock-up period. Upon completion of the acquisition on August 29, 2025, Astra became the Company’s wholly-owned subsidiary. As of the date of this annual report, the consideration shares have not yet been issued.